Related Party Balances and Transactions - Schedule of Amount Due to Related Parties-current (Parenthetical) (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Amount due to related parties		$ 8,117	$ 6,532
Ordinary Shareholders [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[1]	5,862	6,450
Unpaid Repurchase [Member] | Ordinary Shareholders [Member]
Related Party Transaction [Line Items]
Amount due to related parties		$ 5,775	$ 6,450

[1]	The amounts of $6,450 and $5,775 as of December 31, 2015 and 2016 represent the unpaid repurchase amount by the Group to its ordinary shareholders. Please refer to Note 10 for repurchase of ordinary shares.